Consolidated statement of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated statement of cash flows
Profit/(loss) before tax from continuing operations	$ 1,469,322	$ (11,065,062)	$ 13,091,461
Profit / (loss) before tax from discontinued operations	(1,534)	795,369	(10,076,290)
(Loss)/profit for the year before tax	1,467,788	(10,269,693)	3,015,171
Adjustments to reconcile profit before tax to net cash flows:
Depreciation of property and equipment	188,003	256,666	356,288
Depreciation of right-of-use assets	225,085	177,107	364,116
Amortization of intangible assets	32,457	36,372	32,375
Charge for provision for expected credit losses	594,358	578,341	535,340
Gain on disposal of subsidiaries		(1,126,100)	8,285,250
Other income	(870,542)	(261,624)	(18,834,177)
Derivative warrant liabilities issued	1,175,153
Sublease income		(12,349)	(37,706)
Provision for employees' end of service benefits, net of reversals	99,724	45,957
Finance income	(190,209)
Finance cost	182,743	15,858	12,192
Change in fair value of deferred purchase price	(158,154)	1,865,274	(727,134)
Change in fair value of financial liabilities	(1,794,576)	562,736	(1,210,671)
Employee share-based payments charges/(reversals)	97,368	56,450	285,651
Cash flows used in operations before changes in working capital	1,049,198	(8,075,005)	(7,923,305)
Changes in working capital:
Trade and other receivables	(2,841,814)	2,132,317	3,917,812
Prepaid expenses and other current assets	(495,760)	831,387	995,660
Accounts payable, accruals and other payables	(655,054)	1,468,458	(6,471,125)
Other tax liabilities	804,565	209,049	244,206
Due to related party		(131,523)	131,523
Cash flows from (used in) operations	(2,138,865)	(3,565,317)	(9,105,229)
Net cash flows used in operating activities	(2,138,865)	(3,565,317)	(9,105,229)
Cash flows from an investing activity
Purchase of property and equipment	(10,492)		(17,237)
Proceeds from disposal of subsidiaries			8,400,000
Finance income received	190,209
Rentals received	792,749	583,371	668,236
Development expenditure (intangible assets)	(604,551)		(258,151)
Net cash flows generated from/(used in) investing activities	367,915	583,371	8,792,848
Cash flows from financing activities
Proceeds from issuance of share capital		2,564,000	789,462
Proceeds from issuance of equity instruments	2,000,000	1,886,000
Finance cost paid	(88,557)
Finance lease liabilities paid, net of accretion	(697,115)	(411,162)	(445,571)
Net cash flows generated from financing activities	1,214,328	4,038,838	343,891
Net increase/(decrease) in cash and cash equivalents	(556,622)	1,056,892	31,510
Cash and cash equivalents at the beginning of the year	4,960,505	2,924,016	2,696,276
Effects of exchange rate changes on cash and cash equivalents	10,573	979,597	196,230
Cash and cash equivalents at the end of the year	4,414,456	4,960,505	2,924,016
Non-cash financing and investing activities:
Settlement of deferred purchase price			5,377,829
Issuance of shares during the year	295,725	4,032,383	3,073,237
Costs attributable to the issuance of equity instruments	$ 351,073
Costs attributable to the issuance of shares		$ 8,467,766	$ 8,467,766